Operating Revenues - Additional Information (Details) $ in Thousands	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	56	44
Number of operated vessels, excluding Unigas Pool | vessel	47
Number of vessels within Unigas Pool | vessel	9
Deferred income	$ 25,617	$ 23,108
Accounts receivable	$ 34,653	$ 18,245
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	38	34
Accrued income	$ 1,000	$ 3,900
Deferred income	$ 25,600	$ 23,000
Time Charters, Expiring within One Year [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	27	25
Time Charters, Expiring within Three Years [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	5	5
Time Charters, Expiring from Three to Five Years [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel	6	4
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Accrued income	$ 1,300	$ 8,600
Deferred income	0	0
Accounts receivable	18,300	5,100	$ 11,100
Costs incurred to fulfill a contract	$ 1,000	$ 2,800